Reconciliation of Financial Statements to Form 5500	12 Months Ended
Jan. 31, 2026
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	January 31,
	2026	2025
Net assets available for benefits per the financial statements	$222,006,647	$180,197,331
Less: Benefits payable per the Form 5500	(907,467)	(556,543)
Net assets available for benefits per the Form 5500	$221,099,180	$179,640,788
The following is a reconciliation of the change in net assets available for benefits per the financial statements to the Form 5500 for the Plan year ended January 31, 2026:

Net increase in net assets available for benefits per the financial statements	$41,809,316
Less: Benefits payable per the Form 5500 at January 31, 2026	(907,467)
Add: Benefits payable per the Form 5500 at January 31, 2025	556,543
Net gain per the Form 5500	$41,458,392
Benefits payable are recorded in the Form 5500 for benefit payments that have been processed and approved for payment prior to January 31, but not paid as of that date.